CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Foreign currency translation adjustment, taxes
Unrealized holding gains on available for sale securities, net of income taxes	0	2,818	42
Reclassification adjustment for gains on available for sale securities realized in net income taxes	¥ 0	¥ 2,818	¥ 42